Stock-Based Compensation Narrative (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 LDR Medical, SAS [Member]	Dec. 31, 2012 LDR Medical, SAS [Member]	Mar. 31, 2014 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 2007 Plan [Member] LDR Medical, SAS [Member]	Dec. 31, 2012 2007 Plan [Member] LDR Medical, SAS [Member]	Mar. 31, 2013 2007 Plan [Member] Performance Shares [Member]	Dec. 31, 2013 2007 Plan [Member] Performance Shares [Member]	Dec. 31, 2007 2007 Plan [Member] Performance Shares [Member]	Dec. 31, 2007 2007 Plan [Member] Performance Shares [Member] Vesting Period One [Member]	Dec. 31, 2007 2007 Plan [Member] Performance Shares [Member] Vesting Period Two Through Four [Member]	Dec. 31, 2013 2013 Stock Option/Stock Issuance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of stock as a percentage of fair market value																		100.00%
Percentage of ownership of the company's outstanding Stock for determining the exercise price of incentive stock option																		10.00%
Percentage of control of the company's outstanding stock for determining the exercise price of incentive stock option																		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent for Stockholder Owning or Having Voting Power Over a Stated Percentage of Outstanding Stock																		110.00%
Stock vesting rights, annual percentage																		25.00%
Stock award vesting period																			1 year	36 months
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																		10 years
Common stock, reserved for future issuance														19,531	19,531						853,557
Common Stock, Capital Shares Reserved for Future Issuance, Share Reserve Anniversery Increase, Percentage																					4.00%
Options outstanding	1,914,194	1,572,626		1,572,626	1,253,909			509,062	390,549
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 12.62	$ 6.17		$ 6.17	$ 3.29									$ 1.69	$ 1.69
Options granted for purchasing performance awards	436,126			461,600												81,841
Stock option expense	$ 1,040		$ 66	$ 1,269	$ 295	$ 184											$ 413
Stock authorized under employee purchase plans		111,111		111,111
Employee Stock Purchase Plans, Automatic Increase in the Number of Shares Available for Issuance, Percentage of Outstanding Common Stock							1.00%
Employee Stock Purchase Plans, Discount, Percentage of Market Price		85.00%
Employee Stock Purchase Plan, Maximum Annual Contributions Per Employee, Amount		25
Weighted average grant date fair value (in dollars per share)	$ 15.92		$ 0.46	$ 7.08	$ 2.80	$ 1.96
Intrinsic value of options exercised	3,020		249	1,680	188	214
Unrecognized compensation expense for unvested options										$ 7,100	$ 2,836	$ 1,072	$ 2,300
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										4 years	4 years		4 years